Reserves (Tables)	12 Months Ended
Dec. 31, 2013
Reserves
Schedule of reserve information of the Company's major product lines

	December 31, 2013				December 31, 2012
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Universal life and other products no longer offered	$668	$2	$635	$1	$767	$2	$598	$3
FFG, LTC and other disposed businesses	142,337	2,646	23,117	2,102	132,614	2,710	21,784	1,671
Other	3,036	13	178	40	3,066	7	242	138
Short Duration Contracts:
Group term life	0	37	7,733	692	0	45	8,199	832
Group disability	0	103	69,823	3,612	0	76	75,895	3,766
Medical	0	2	1,007	33	0	2	775	40
Dental	0	134	43	465	0	104	46	493
Credit life and disability	0	58	333	724	0	308	846	727
Other	0	1	0	6	0	2	0	13
Total	$146,041	$2,996	$102,869	$7,675	$136,447	$3,256	$108,385	$7,683

Schedule of roll forward of the Company's product lines with the most significant claims and benefits payable balances

	Group Term Life	Group Disability

Balance as of December 31, 2010, gross of reinsurance	$10,322	$89,347
Less: Reinsurance ceded and other (1)	(310)	(3,461)
Balance as of January 1, 2011, net of reinsurance	10,012	85,886
Incurred losses related to:
Current year	4,058	11,920
Prior year’s interest	441	4,130
Prior year(s)	(838)	835
Total incurred losses	3,661	16,885
Paid losses related to:
Current year	1,563	2,230
Prior year(s)	1,097	16,256
Total paid losses	2,660	18,486
Balance as of December 31, 2011, net of reinsurance	11,013	84,285
Plus: Reinsurance ceded and other (1)	391	4,660
Balance as of December 31, 2011, gross of reinsurance	$11,404	$88,945
Less: Reinsurance ceded and other (1)	(391)	(4,660)
Balance as of January 1, 2012, net of reinsurance	11,013	84,285
Incurred losses related to:
Current year	2,366	7,275
Prior year’s interest	418	3,806
Prior year(s)	(866)	(1,670)
Total incurred losses	1,918	9,411
Paid losses related to:
Current year	1,486	1,200
Prior year(s)	2,587	17,505
Total paid losses	4,073	18,705
Balance as of December 31, 2012, net of reinsurance	8,858	74,991
Plus: Reinsurance ceded and other (1)	173	4,670
Balance as of December 31, 2012, gross of reinsurance	$9,031	$79,661
Less: Reinsurance ceded and other (1)	(173)	(4,670)
Balance as of January 1, 2013, net of reinsurance	8,858	74,991
Incurred losses related to:
Current year	1,976	8,438
Prior year’s interest	385	3,450
Prior year(s)	(621)	20
Total incurred losses	1,740	11,908
Paid losses related to:
Current year	1,133	1,467
Prior year(s)	1,190	16,344
Total paid losses	2,323	17,811
Balance as of December 31, 2013, net of reinsurance	8,275	69,088
Plus: Reinsurance ceded and other (1)	150	4,347
Balance as of December 31, 2013, gross of reinsurance	$8,425	$73,435

(1)           Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.